UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

August 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Focused Growth

Opportunities Fund

Semiannual Report

August 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report August 31, 2018

Eaton Vance

Focused Growth Opportunities Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Special Meeting of Shareholders	18

Board of Trustees’ Contract Approval	19

Officers and Trustees	22

Important Notices	23

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2018

Performance1,2

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	03/07/2011	03/07/2011	10.72%	26.76%	16.29%	13.45%
Class A with 5.75% Maximum Sales Charge	—	—	4.35	19.49	14.92	12.56
Class C at NAV	03/07/2011	03/07/2011	10.29	25.82	15.41	12.58
Class C with 1% Maximum Sales Charge	—	—	9.29	24.82	15.41	12.58
Class I at NAV	03/07/2011	03/07/2011	10.87	27.06	16.57	13.73
Russell 1000® Growth Index	—	—	11.66%	27.23%	17.46%	15.41%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.05%	1.80%	0.80%

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Alphabet, Inc., Class C	8.3%

Amazon.com, Inc.	8.2

Visa, Inc., Class A	6.1

Coca-Cola Co. (The)	4.1

Walt Disney Co. (The)	3.5

UnitedHealth Group, Inc.	3.5

Ulta Beauty, Inc.	3.1

Palo Alto Networks, Inc.	3.1

Aptiv PLC	3.1

Activision Blizzard, Inc.	3.0

Total	46.0%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2018

Endnotes and Additional Disclosures

[1]

Russell 1000® Growth Index is an unmanaged index of U.S. large- cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 – August 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/18)	Ending Account Value (8/31/18)	Expenses Paid During Period* (3/1/18 – 8/31/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,107.20	$5.52	1.04%
Class C	$1,000.00	$1,102.90	$9.49	1.79%
Class I	$1,000.00	$1,108.70	$4.20	0.79%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.00	$5.30	1.04%
Class C	$1,000.00	$1,016.20	$9.10	1.79%
Class I	$1,000.00	$1,021.20	$4.02	0.79%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2018.

4

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 98.3%
Security	Shares	Value

Aerospace & Defense — 2.9%
Raytheon Co.	36,087	$7,197,191
		$7,197,191

Air Freight & Logistics — 2.2%
FedEx Corp.	22,488	$5,485,948
		$5,485,948

Auto Components — 3.1%
Aptiv PLC	86,134	$7,580,653
		$7,580,653

Beverages — 4.1%
Coca-Cola Co. (The)	226,663	$10,102,370
		$10,102,370

Biotechnology — 4.3%
Alexion Pharmaceuticals, Inc.(1)	36,468	$4,457,848
Vertex Pharmaceuticals, Inc.(1)	33,092	6,102,165
		$10,560,013

Capital Markets — 4.9%
Charles Schwab Corp. (The)	142,403	$7,232,648
Goldman Sachs Group, Inc. (The)	20,545	4,885,807
		$12,118,455

Chemicals — 2.2%
Ecolab, Inc.	36,227	$5,451,439
		$5,451,439

Commercial Services & Supplies — 2.4%
Waste Connections, Inc.	74,656	$5,926,940
		$5,926,940

Communications Equipment — 3.1%
Palo Alto Networks, Inc.(1)	32,896	$7,603,910
		$7,603,910

Electrical Equipment — 1.7%
Rockwell Automation, Inc.	22,368	$4,047,713
		$4,047,713

Security	Shares	Value

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	93,638	$6,258,764
		$6,258,764

Health Care Providers & Services — 3.5%
UnitedHealth Group, Inc.	31,776	$8,530,585
		$8,530,585

Internet & Direct Marketing Retail — 8.2%
Amazon.com, Inc.(1)	9,972	$20,070,744
		$20,070,744

Internet Software & Services — 16.1%
Alphabet, Inc., Class C(1)	16,822	$20,492,392
Facebook, Inc., Class A(1)	35,011	6,152,483
GoDaddy, Inc., Class A(1)	87,024	7,088,975
Twitter, Inc.(1)	165,570	5,824,753
		$39,558,603

IT Services — 6.1%
Visa, Inc., Class A	102,307	$15,027,875
		$15,027,875

Life Sciences Tools & Services — 2.3%
Agilent Technologies, Inc.	83,876	$5,664,985
		$5,664,985

Media — 3.5%
Walt Disney Co. (The)	77,375	$8,667,548
		$8,667,548

Oil, Gas & Consumable Fuels — 2.1%
Devon Energy Corp.	117,802	$5,057,240
		$5,057,240

Road & Rail — 3.0%
CSX Corp.	99,520	$7,380,403
		$7,380,403

Software — 12.9%
Activision Blizzard, Inc.	103,747	$7,480,159
Adobe Systems, Inc.(1)	24,984	6,583,534
Microsoft Corp.	46,062	5,174,144
SailPoint Technologies Holding, Inc.(1)	167,238	5,172,671

5	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Software (continued)
salesforce.com, Inc.(1)	47,711	$7,284,516
		$31,695,024

Specialty Retail — 4.8%
TJX Cos., Inc. (The)	36,801	$4,047,006
Ulta Beauty, Inc.(1)	29,550	7,683,000
		$11,730,006

Technology Hardware, Storage & Peripherals — 2.3%
HP, Inc.	233,086	$5,745,570
		$5,745,570

Total Common Stocks (identified cost $167,376,061)		$241,461,979

Short-Term Investments — 1.8%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.14%(2)	4,257,811	$4,258,237

Total Short-Term Investments (identified cost $4,258,298)		$4,258,237

Total Investments — 100.1% (identified cost $171,634,359)		$245,720,216

Other Assets, Less Liabilities — (0.1)%		$(138,160)

Net Assets — 100.0%		$245,582,056

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2018.

6	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	August 31, 2018
Unaffiliated investments, at value (identified cost, $167,376,061)	$241,461,979
Affiliated investment, at value (identified cost, $4,258,298)	4,258,237
Dividends receivable	114,091
Dividends receivable from affiliated investment	10,550
Receivable for Fund shares sold	290,162
Total assets	$246,135,019

Liabilities
Payable for Fund shares redeemed	$319,661
Payable to affiliates:
Investment adviser and administration fee	131,908
Distribution and service fees	25,685
Accrued expenses	75,709
Total liabilities	$552,963
Net Assets	$245,582,056

Sources of Net Assets
Paid-in capital	$158,749,038
Accumulated net investment loss	(161,311)
Accumulated net realized gain	12,908,472
Net unrealized appreciation	74,085,857
Total	$245,582,056

Class A Shares
Net Assets	$40,805,898
Shares Outstanding	1,748,646
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$23.34
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$24.76

Class C Shares
Net Assets	$20,877,648
Shares Outstanding	945,471
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$22.08

Class I Shares
Net Assets	$183,898,510
Shares Outstanding	7,776,756
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$23.65

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended August 31, 2018
Dividends (net of foreign taxes, $1,346)	$905,523
Dividends from affiliated investment	40,538
Total investment income	$946,061

Expenses
Investment adviser and administration fee	$738,627
Distribution and service fees
Class A	44,798
Class C	94,742
Trustees’ fees and expenses	5,160
Custodian fee	34,877
Transfer and dividend disbursing agent fees	54,202
Legal and accounting services	21,148
Printing and postage	10,433
Registration fees	27,306
Miscellaneous	8,798
Total expenses	$1,040,091

Net investment loss	$(94,030)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$13,236,999
Investment transactions — affiliated investment	477
Foreign currency transactions	(11)
Net realized gain	$13,237,465
Change in unrealized appreciation (depreciation) —
Investments	$10,355,535
Investments — affiliated investment	(72)
Net change in unrealized appreciation (depreciation)	$10,355,463

Net realized and unrealized gain	$23,592,928

Net increase in net assets from operations	$23,498,898

8	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
From operations —
Net investment loss	$(94,030)	$(141,979)
Net realized gain	13,237,465	16,403,989
Net change in unrealized appreciation (depreciation)	10,355,463	26,118,812
Net increase in net assets from operations	$23,498,898	$42,380,822
Distributions to shareholders —
From net investment income
Class A	$—	$(12,579)
Class I	—	(474,731)
From net realized gain
Class A	(1,028,098)	—
Class C	(555,482)	—
Class I	(4,570,857)	—
Total distributions to shareholders	$(6,154,437)	$(487,310)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,861,114	$13,771,461
Class C	2,896,266	3,410,784
Class I	18,509,609	45,199,901
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,003,132	11,688
Class C	520,008	—
Class I	4,538,224	319,015
Cost of shares redeemed
Class A	(4,617,383)	(26,149,508)
Class C	(1,678,396)	(3,755,882)
Class I	(21,484,960)	(53,182,257)
Net increase (decrease) in net assets from Fund share transactions	$8,547,614	$(20,374,798)

Net increase in net assets	$25,892,075	$21,518,714

Net Assets
At beginning of period	$219,689,981	$198,171,267
At end of period	$245,582,056	$219,689,981

Accumulated net investment loss included in net assets
At end of period	$(161,311)	$(67,281)

9	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2018

Financial Highlights

	Class A
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28,				Year Ended February 29, 2016		Year Ended February 28,
			2018		2017				2015		2014
Net asset value — Beginning of period	$21.640		$17.600		$14.240		$15.950		$14.100		$10.890

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.024)		$(0.041)		$0.027		$(0.026)		$(0.037)		$(0.014)
Net realized and unrealized gain (loss)	2.329		4.088		3.333		(1.485)		2.420		3.529

Total income (loss) from operations	$2.305		$4.047		$3.360		$(1.511)		$2.383		$3.515

Less Distributions
From net investment income	$—		$(0.007)		$—		$—		$—		$—
From net realized gain	(0.605)		—		—		(0.199)		(0.533)		(0.305)

Total distributions	$(0.605)		$(0.007)		$—		$(0.199)		$(0.533)		$(0.305)

Net asset value — End of period	$23.340		$21.640		$17.600		$14.240		$15.950		$14.100

Total Return(2)	10.72	%(3)	23.00	%(4)	23.60	%(4)	(9.61	)%(4)	17.21	%(4)	32.49	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,806		$32,847		$38,469		$32,921		$7,052		$1,240
Ratios (as a percentage of average daily net assets):
Expenses	1.04	%(5)	1.05	%(4)	1.05	%(4)	1.05	%(4)	1.09	%(4)	1.25	%(4)
Net investment income (loss)	(0.21	)%(5)	(0.21)%		0.17%		(0.17)%		(0.25)%		(0.11)%
Portfolio Turnover	33	%(3)	80%		71%		87%		69%		66%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.03%, 0.14%, 0.15%, 0.30% and 0.47% of average daily net assets for the years ended February 28, 2018, 2017, the year ended February 29, 2016, and the years ended February 28, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2018

Financial Highlights — continued

	Class C
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28,				Year Ended February 29, 2016		Year Ended February 28,
			2018		2017				2015		2014
Net asset value — Beginning of period	$20.580		$16.860		$13.750		$15.520		$13.840		$10.730

Income (Loss) From Operations
Net investment loss(1)	$(0.102)		$(0.173)		$(0.090)		$(0.134)		$(0.143)		$(0.111)
Net realized and unrealized gain (loss)	2.207		3.893		3.200		(1.437)		2.356		3.467

Total income (loss) from operations	$2.105		$3.720		$3.110		$(1.571)		$2.213		$3.356

Less Distributions
From net realized gain	$(0.605)		$—		$—		$(0.199)		$(0.533)		$(0.246)

Total distributions	$(0.605)		$—		$—		$(0.199)		$(0.533)		$(0.246)

Net asset value — End of period	$22.080		$20.580		$16.860		$13.750		$15.520		$13.840

Total Return(2)	10.29	%(3)	22.06	%(4)	22.62	%(4)	(10.27	)%(4)	16.30	%(4)	31.45	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,878		$17,813		$14,909		$11,207		$2,073		$304
Ratios (as a percentage of average daily net assets):
Expenses	1.79	%(5)	1.80	%(4)	1.80	%(4)	1.80	%(4)	1.82	%(4)	2.00	%(4)
Net investment loss	(0.96	)%(5)	(0.94)%		(0.58)%		(0.91)%		(0.98)%		(0.89)%
Portfolio Turnover	33	%(3)	80%		71%		87%		69%		66%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.03%, 0.14%, 0.15%, 0.30% and 0.47% of average daily net assets for the years ended February 28, 2018, 2017, the year ended February 29, 2016, and the years ended February 28, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2018

Financial Highlights — continued

	Class I
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28,				Year Ended February 29, 2016		Year Ended February 28,
			2018		2017				2015		2014
Net asset value — Beginning of period	$21.890		$17.810		$14.370		$16.060		$14.160		$10.930

Income (Loss) From Operations
Net investment income(1)	$0.005		$0.010		$0.067		$0.011		$0.002		$0.019
Net realized and unrealized gain (loss)	2.360		4.129		3.373		(1.502)		2.431		3.538

Total income (loss) from operations	$2.365		$4.139		$3.440		$(1.491)		$2.433		$3.557

Less Distributions
From net investment income	$—		$(0.059)		$—		$—		$—		$(0.022)
From net realized gain	(0.605)		—		—		(0.199)		(0.533)		(0.305)

Total distributions	$(0.605)		$(0.059)		$—		$(0.199)		$(0.533)		$(0.327)

Net asset value — End of period	$23.650		$21.890		$17.810		$14.370		$16.060		$14.160

Total Return(2)	10.87	%(3)	23.28	%(4)	23.94	%(4)	(9.42	)%(4)	17.50	%(4)	32.77	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$183,899		$169,029		$144,793		$131,297		$57,551		$20,603
Ratios (as a percentage of average daily net assets):
Expenses	0.79	%(5)	0.80	%(4)	0.80	%(4)	0.80	%(4)	0.84	%(4)	1.00	%(4)
Net investment income	0.04	%(5)	0.05%		0.41%		0.07%		0.01%		0.15%
Portfolio Turnover	33	%(3)	80%		71%		87%		69%		66%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.03%, 0.14%, 0.15%, 0.30% and 0.47% of average daily net assets for the years ended February 28, 2018, 2017, the year ended February 29, 2016, and the years ended February 28, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Focused Growth Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of August 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

13

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2018

Notes to Financial Statements (Unaudited) — continued

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to August 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At February 28, 2018, the Fund had a late year ordinary loss of $67,281 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$171,962,432

Gross unrealized appreciation	$74,121,985
Gross unrealized depreciation	(364,201)

Net unrealized appreciation	$73,757,784

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administration agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended August 31, 2018, the investment adviser and administration fee amounted to $738,627 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

14

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2018

Notes to Financial Statements (Unaudited) — continued

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through June 30, 2019. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, no operating expenses were allocated to EVM for the six months ended August 31, 2018.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended August 31, 2018, EVM earned $5,189 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $9,267 as its portion of the sales charge on sales of Class A shares for the six months ended August 31, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended August 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended August 31, 2018 amounted to $44,798 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended August 31, 2018, the Fund paid or accrued to EVD $71,056 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended August 31, 2018 amounted to $23,686 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended August 31, 2018, the Fund was informed that EVD received approximately $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $73,233,878 and $73,836,769, respectively, for the six months ended August 31, 2018.

15

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2018

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018

Sales	391,015	726,951
Issued to shareholders electing to receive payments of distributions in Fund shares	43,920	612
Redemptions	(204,518)	(1,395,177)

Net increase (decrease)	230,417	(667,614)

Class C	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018

Sales	134,706	185,195
Issued to shareholders electing to receive payments of distributions in Fund shares	24,052	—
Redemptions	(78,850)	(203,936)

Net increase (decrease)	79,908	(18,741)

Class I	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018

Sales	812,807	2,375,788
Issued to shareholders electing to receive payments of distributions in Fund shares	196,120	16,538
Redemptions	(954,185)	(2,800,585)

Net increase (decrease)	54,742	(408,259)

At August 31, 2018, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM and an Eaton Vance collective investment trust owned in the aggregate 21.3% of the value of the outstanding shares of the Fund.

8   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended August 31, 2018.

9   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

16

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2018

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$241,461,979	*	$—	$—	$241,461,979
Short-Term Investments	—		4,258,237	—	4,258,237

Total Investments	$241,461,979		$4,258,237	$—	$245,720,216

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

17

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2018

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld
Mark R. Fetting	7,356,581	38,022
Keith Quinton	7,355,529	39,073
Marcus L. Smith	7,381,901	12,702
Susan J. Sutherland	7,381,505	13,097
Scott E. Wennerholm	7,356,487	38,116

Results	are rounded to the nearest whole number.

18

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

19

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Focused Growth Opportunities Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

20

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2018

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

21

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2018

Officers and Trustees

Officers of Eaton Vance Focused Growth Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Focused Growth Opportunities Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee
(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7779    8.31.18

Eaton Vance

Focused Value

Opportunities Fund

Semiannual Report

August 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report August 31, 2018

Eaton Vance

Focused Value Opportunities Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Special Meeting of Shareholders	18

Board of Trustees’ Contract Approval	19

Officers and Trustees	22

Important Notices	23

Eaton Vance

Focused Value Opportunities Fund

August 31, 2018

Performance1,2

Portfolio Managers Edward J. Perkin, CFA and Aaron S. Dunn, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	03/07/2011	03/07/2011	9.65%	23.28%	12.05%	11.26%
Class A with 5.75% Maximum Sales Charge	—	—	3.37	16.20	10.73	10.38
Class C at NAV	03/07/2011	03/07/2011	9.26	22.34	11.24	10.43
Class C with 1% Maximum Sales Charge	—	—	8.26	21.34	11.24	10.43
Class I at NAV	03/07/2011	03/07/2011	9.78	23.57	12.34	11.54
Russell 1000® Value Index	—	—	4.86%	12.47%	11.21%	11.47%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.26%	2.01%	1.01%
Net				1.05	1.80	0.80

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Bank of America Corp.	4.9%

Johnson & Johnson	4.3

Exxon Mobil Corp.	4.3

Verizon Communications, Inc.	4.1

Merck & Co., Inc.	4.0

Mondelez International, Inc., Class A	3.3

QUALCOMM, Inc.	3.0

NextEra Energy, Inc.	2.9

Ball Corp.	2.8

PNC Financial Services Group, Inc. (The)	2.8
Total	36.4%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused Value Opportunities Fund

August 31, 2018

Endnotes and Additional Disclosures

[1]

Russell 1000® Value Index is an unmanaged index of U.S. large- cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 6/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Focused Value Opportunities Fund

August 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 – August 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/18)	Ending Account Value (8/31/18)	Expenses Paid During Period* (3/1/18 – 8/31/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,096.50	$5.55	**	1.05%
Class C	$1,000.00	$1,092.60	$9.49	**	1.80%
Class I	$1,000.00	$1,097.80	$4.23	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$5.35	**	1.05%
Class C	$1,000.00	$1,016.10	$9.15	**	1.80%
Class I	$1,000.00	$1,021.20	$4.08	**	0.80%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2018.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Focused Value Opportunities Fund

August 31, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 99.4%
Security	Shares	Value

Aerospace & Defense — 1.9%
Textron, Inc.	23,375	$1,613,576
		$1,613,576

Banks — 10.3%
Bank of America Corp.	132,806	$4,107,690
KeyCorp	106,532	2,244,629
PNC Financial Services Group, Inc. (The)	16,317	2,342,142
		$8,694,461

Beverages — 3.5%
Constellation Brands, Inc., Class A	6,459	$1,344,764
PepsiCo, Inc.	14,597	1,635,010
		$2,979,774

Capital Markets — 3.7%
Credit Suisse Group AG	105,265	$1,576,298
Raymond James Financial, Inc.	16,936	1,575,725
		$3,152,023

Chemicals — 2.3%
DowDuPont, Inc.	27,758	$1,946,669
		$1,946,669

Construction & Engineering — 2.4%
Fluor Corp.	34,869	$2,001,829
		$2,001,829

Containers & Packaging — 2.8%
Ball Corp.	57,320	$2,400,562
		$2,400,562

Diversified Telecommunication Services — 4.1%
Verizon Communications, Inc.	63,361	$3,444,938
		$3,444,938

Electric Utilities — 4.2%
Edison International	16,520	$1,085,860
NextEra Energy, Inc.	14,412	2,451,481
		$3,537,341

Security	Shares	Value

Electronic Equipment, Instruments & Components — 1.9%
FLIR Systems, Inc.	25,849	$1,621,766
		$1,621,766

Energy Equipment & Services — 3.1%
Halliburton Co.	30,385	$1,212,058
Oceaneering International, Inc.	48,485	1,370,671
		$2,582,729

Equity Real Estate Investment Trusts (REITs) — 5.1%
Invitation Homes, Inc.	90,178	$2,107,460
Simon Property Group, Inc.	12,042	2,204,047
		$4,311,507

Food Products — 3.3%
Mondelez International, Inc., Class A	66,338	$2,833,959
		$2,833,959

Health Care Equipment & Supplies — 4.5%
Baxter International, Inc.	24,177	$1,798,044
Boston Scientific Corp.(1)	56,990	2,026,564
		$3,824,608

Health Care Providers & Services — 2.3%
Anthem, Inc.	7,455	$1,973,562
		$1,973,562

Hotels, Restaurants & Leisure — 1.4%
Starbucks Corp.	22,599	$1,207,917
		$1,207,917

Insurance — 4.8%
American Financial Group, Inc.	19,162	$2,133,881
American International Group, Inc.	35,690	1,897,637
		$4,031,518

IT Services — 2.1%
Leidos Holdings, Inc.	25,020	$1,770,665
		$1,770,665

Machinery — 4.4%
Gardner Denver Holdings, Inc.(1)	62,822	$1,756,503
Parker-Hannifin Corp.	11,183	1,963,735
		$3,720,238

5	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Media — 1.9%
Walt Disney Co. (The)	14,244	$1,595,613
		$1,595,613

Multi-Utilities — 1.6%
Sempra Energy	11,767	$1,365,913
		$1,365,913

Oil, Gas & Consumable Fuels — 8.7%
ConocoPhillips	29,040	$2,132,407
EOG Resources, Inc.	13,342	1,577,425
Exxon Mobil Corp.	45,485	3,646,532
		$7,356,364

Pharmaceuticals — 8.3%
Johnson & Johnson	27,272	$3,673,266
Merck & Co., Inc.	49,017	3,362,076
		$7,035,342

Semiconductors & Semiconductor Equipment — 3.0%
QUALCOMM, Inc.	36,739	$2,524,337
		$2,524,337

Software — 1.0%
Oracle Corp.	16,987	$825,228
		$825,228

Specialty Retail — 2.3%
TJX Cos., Inc. (The)	17,489	$1,923,265
		$1,923,265

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	7,297	$1,661,016
		$1,661,016

Textiles, Apparel & Luxury Goods — 2.5%
Tapestry, Inc.	41,118	$2,084,271
		$2,084,271

Total Common Stocks (identified cost $75,092,685)		$84,020,991

Short-Term Investments — 1.6%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.14%(2)	1,328,859	$1,328,992

Total Short-Term Investments (identified cost $1,328,948)		$1,328,992

Total Investments — 101.0% (identified cost $76,421,633)		$85,349,983

Other Assets, Less Liabilities — (1.0)%		$(863,886)

Net Assets — 100.0%		$84,486,097

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2018.

6	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	August 31, 2018
Unaffiliated investments, at value (identified cost, $75,092,685)	$84,020,991
Affiliated investment, at value (identified cost, $1,328,948)	1,328,992
Foreign currency, at value (identified cost, $21,501)	21,453
Dividends receivable	147,085
Dividends receivable from affiliated investment	1,471
Receivable for Fund shares sold	399,927
Tax reclaims receivable	8,938
Receivable from affiliate	13,472
Total assets	$85,942,329

Liabilities
Payable for investments purchased	$1,343,902
Payable for Fund shares redeemed	11,295
Payable to affiliates:
Investment adviser and administration fee	50,777
Distribution and service fees	2,770
Accrued expenses	47,488
Total liabilities	$1,456,232
Net Assets	$84,486,097

Sources of Net Assets
Paid-in capital	$70,082,979
Accumulated undistributed net investment income	485,319
Accumulated net realized gain	4,989,862
Net unrealized appreciation	8,927,937
Total	$84,486,097

Class A Shares
Net Assets	$8,150,605
Shares Outstanding	482,819
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.88
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$17.91

Class C Shares
Net Assets	$1,356,967
Shares Outstanding	81,846
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.58

Class I Shares
Net Assets	$74,978,525
Shares Outstanding	4,428,856
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.93

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended August 31, 2018
Dividends	$786,365
Dividends from affiliated investment	6,244
Total investment income	$792,609

Expenses
Investment adviser and administration fee	$275,697
Distribution and service fees
Class A	6,471
Class C	5,959
Trustees’ fees and expenses	1,790
Custodian fee	21,564
Transfer and dividend disbursing agent fees	7,871
Legal and accounting services	19,819
Printing and postage	5,487
Registration fees	22,822
Miscellaneous	6,292
Total expenses	$373,772
Deduct —
Allocation of expenses to affiliate	$66,961
Total expense reductions	$66,961

Net expenses	$306,811

Net investment income	$485,798

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$5,056,874
Investment transactions — affiliated investment	106
Foreign currency transactions	(566)
Net realized gain	$5,056,414
Change in unrealized appreciation (depreciation) —
Investments	$1,463,773
Investments — affiliated investment	44
Foreign currency	(323)
Net change in unrealized appreciation (depreciation)	$1,463,494

Net realized and unrealized gain	$6,519,908

Net increase in net assets from operations	$7,005,706

8	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
From operations —
Net investment income	$485,798	$882,117
Net realized gain	5,056,414	8,381,626
Net change in unrealized appreciation (depreciation)	1,463,494	(537,218)
Net increase in net assets from operations	$7,005,706	$8,726,525
Distributions to shareholders —
From net investment income
Class A	$(18,901)	$(33,723)
Class C	(554)	(4,320)
Class I	(192,508)	(727,946)
From net realized gain
Class A	(541,125)	(84,018)
Class C	(93,065)	(30,137)
Class I	(4,936,016)	(1,441,603)
Total distributions to shareholders	$(5,782,169)	$(2,321,747)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,604,036	$600,440
Class C	229,313	339,959
Class I	10,083,149	17,220,873
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	560,025	117,741
Class C	93,619	34,457
Class I	5,128,524	1,800,727
Cost of shares redeemed
Class A	(770,744)	(1,790,801)
Class C	(145,938)	(519,948)
Class I	(7,051,447)	(21,064,044)
Net increase (decrease) in net assets from Fund share transactions	$12,730,537	$(3,260,596)

Net increase in net assets	$13,954,074	$3,144,182

Net Assets
At beginning of period	$70,532,023	$67,387,841
At end of period	$84,486,097	$70,532,023

Accumulated undistributed net investment income included in net assets
At end of period	$485,319	$211,484

9	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2018

Financial Highlights

	Class A
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28,			Year Ended February 29, 2016	Year Ended February 28,
			2018	2017			2015	2014
Net asset value — Beginning of period	$16.620		$14.980	$12.670		$14.450	$13.820	$11.210

Income (Loss) From Operations
Net investment income(1)	$0.092		$0.185	$0.277	(2)	$0.209	$0.149	$0.114
Net realized and unrealized gain (loss)	1.490		2.005	2.207		(1.446)	1.407	2.849

Total income (loss) from operations	$1.582		$2.190	$2.484		$(1.237)	$1.556	$2.963

Less Distributions
From net investment income	$(0.045)		$(0.156)	$(0.174)		$(0.187)	$(0.068)	$(0.083)
From net realized gain	(1.277)		(0.394)	—		(0.356)	(0.858)	(0.270)

Total distributions	$(1.322)		$(0.550)	$(0.174)		$(0.543)	$(0.926)	$(0.353)

Net asset value — End of period	$16.880		$16.620	$14.980		$12.670	$14.450	$13.820

Total Return(3)(4)	9.65	%(5)	14.71%	19.67%		(8.89)%	11.53%	26.59%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,151		$3,751	$4,436		$4,477	$1,711	$1,827
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.05	%(6)	1.05%	1.05%		1.05%	1.13%	1.25%
Net investment income	1.08	%(6)	1.18%	1.99	%(2)	1.54%	1.04%	0.89%
Portfolio Turnover	47	%(5)	99%	87%		90%	119%	44%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.071 per share for the year ended February 28, 2017. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.48% for the year ended February 28, 2017.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.18%, 0.21%, 0.21%, 0.25%, 0.31% and 0.45% of average daily net assets for the six months ended August 31, 2018, the years ended February 28, 2018, 2017, the year ended February 29, 2016, and the years ended February 28, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2018

Financial Highlights — continued

	Class C
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28,			Year Ended February 29, 2016	Year Ended February 28,
			2018	2017			2015	2014
Net asset value — Beginning of period	$16.370		$14.790	$12.560		$14.310	$13.720	$11.190

Income (Loss) From Operations
Net investment income(1)	$0.031		$0.069	$0.166	(2)	$0.097	$0.044	$0.025
Net realized and unrealized gain (loss)	1.464		1.962	2.186		(1.414)	1.403	2.813

Total income (loss) from operations	$1.495		$2.031	$2.352		$(1.317)	$1.447	$2.838

Less Distributions
From net investment income	$(0.008)		$(0.057)	$(0.122)		$(0.085)	$(0.029)	$(0.038)
From net realized gain	(1.277)		(0.394)	—		(0.348)	(0.828)	(0.270)

Total distributions	$(1.285)		$(0.451)	$(0.122)		$(0.433)	$(0.857)	$(0.308)

Net asset value — End of period	$16.580		$16.370	$14.790		$12.560	$14.310	$13.720

Total Return(3)(4)	9.26	%(5)	13.86%	18.69%		(9.49)%	10.78%	25.49%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,357		$1,166	$1,182		$646	$539	$372
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.80	%(6)	1.80%	1.80%		1.80%	1.86%	2.00%
Net investment income	0.37	%(6)	0.44%	1.20	%(2)	0.73%	0.31%	0.19%
Portfolio Turnover	47	%(5)	99%	87%		90%	119%	44%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.065 per share for the year ended February 28, 2017. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.73% for the year ended February 28, 2017.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.18%, 0.21%, 0.21%, 0.25%, 0.31% and 0.45% of average daily net assets for the six months ended August 31, 2018, the years ended February 28, 2018, 2017, the year ended February 29, 2016, and the years ended February 28, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2018

Financial Highlights — continued

	Class I
	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28,			Year Ended February 29, 2016	Year Ended February 28,
			2018	2017			2015	2014
Net asset value — Beginning of period	$16.650		$15.010	$12.700		$14.460	$13.830	$11.220

Income (Loss) From Operations
Net investment income(1)	$0.116		$0.226	$0.313	(2)	$0.247	$0.194	$0.149
Net realized and unrealized gain (loss)	1.491		2.009	2.208		(1.443)	1.406	2.844

Total income (loss) from operations	$1.607		$2.235	$2.521		$(1.196)	$1.600	$2.993

Less Distributions
From net investment income	$(0.050)		$(0.201)	$(0.211)		$(0.208)	$(0.112)	$(0.113)
From net realized gain	(1.277)		(0.394)	—		(0.356)	(0.858)	(0.270)

Total distributions	$(1.327)		$(0.595)	$(0.211)		$(0.564)	$(0.970)	$(0.383)

Net asset value — End of period	$16.930		$16.650	$15.010		$12.700	$14.460	$13.830

Total Return(3)(4)	9.78	%(5)	14.99%	19.93%		(8.60)%	11.86%	26.85%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$74,979		$65,615	$61,770		$56,668	$49,511	$19,756
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.80	%(6)	0.80%	0.80%		0.80%	0.85%	1.00%
Net investment income	1.35	%(6)	1.43%	2.25	%(2)	1.81%	1.35%	1.17%
Portfolio Turnover	47	%(5)	99%	87%		90%	119%	44%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.071 per share for the year ended February 28, 2017. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.74% for the year ended February 28, 2017.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.18%, 0.21%, 0.21%, 0.25%, 0.31% and 0.45% of average daily net assets for the six months ended August 31, 2018, the years ended February 28, 2018, 2017, the year ended February 29, 2016, and the years ended February 28, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Focused Value Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of August 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

13

Eaton Vance

Focused Value Opportunities Fund

August 31, 2018

Notes to Financial Statements (Unaudited) — continued

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to August 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$76,487,965

Gross unrealized appreciation	$9,299,580
Gross unrealized depreciation	(437,562)

Net unrealized appreciation	$8,862,018

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended August 31, 2018, the investment adviser and administration fee amounted to $275,697 or 0.75% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through June 30, 2019. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $66,961 of the Fund’s operating expenses for the six months ended August 31, 2018.

14

Eaton Vance

Focused Value Opportunities Fund

August 31, 2018

Notes to Financial Statements (Unaudited) — continued

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended August 31, 2018, EVM earned $1,319 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,174 as its portion of the sales charge on sales of Class A shares for the six months ended August 31, 2018. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended August 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended August 31, 2018 amounted to $6,471 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended August 31, 2018, the Fund paid or accrued to EVD $4,469 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended August 31, 2018 amounted to $1,490 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended August 31, 2018, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $42,056,262 and $34,439,537, respectively, for the six months ended August 31, 2018.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018

Sales	268,111	37,825
Issued to shareholders electing to receive payments of distributions in Fund shares	33,737	7,243
Redemptions	(44,703)	(115,420)

Net increase (decrease)	257,145	(70,352)

15

Eaton Vance

Focused Value Opportunities Fund

August 31, 2018

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018

Sales	13,619	21,729
Issued to shareholders electing to receive payments of distributions in Fund shares	5,740	2,144
Redemptions	(8,750)	(32,555)

Net increase (decrease)	10,609	(8,682)

Class I	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018

Sales	595,674	1,077,666
Issued to shareholders electing to receive payments of distributions in Fund shares	308,019	110,509
Redemptions	(416,218)	(1,361,811)

Net increase (decrease)	487,475	(173,636)

At August 31, 2018, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM and an Eaton Vance collective investment trust owned in the aggregate 70.7% of the value of the outstanding shares of the Fund.

8   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended August 31, 2018.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

Eaton Vance

Focused Value Opportunities Fund

August 31, 2018

Notes to Financial Statements (Unaudited) — continued

At August 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$6,811,066	$—		$—	$6,811,066
Consumer Staples	5,813,733	—		—	5,813,733
Energy	9,939,093	—		—	9,939,093
Financials	14,301,704	1,576,298		—	15,878,002
Health Care	12,833,512	—		—	12,833,512
Industrials	7,335,643	—		—	7,335,643
Information Technology	8,403,012	—		—	8,403,012
Materials	4,347,231	—		—	4,347,231
Real Estate	4,311,507	—		—	4,311,507
Telecommunication Services	3,444,938	—		—	3,444,938
Utilities	4,903,254	—		—	4,903,254

Total Common Stocks	$82,444,693	$1,576,298	*	$—	$84,020,991
Short-Term Investments	$—	$1,328,992		$—	$1,328,992

Total Investments	$82,444,693	$2,905,290		$—	$85,349,983

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

17

Eaton Vance

Focused Value Opportunities Fund

August 31, 2018

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld
Mark R. Fetting	610,971	0
Keith Quinton	610,971	0
Marcus L. Smith	610,971	0
Susan J. Sutherland	610,971	0
Scott E. Wennerholm	610,971	0

Results are rounded to the nearest whole number.

18

Eaton Vance

Focused Value Opportunities Fund

August 31, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

19

Eaton Vance

Focused Value Opportunities Fund

August 31, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Focused Value Opportunities Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

20

Eaton Vance

Focused Value Opportunities Fund

August 31, 2018

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board considered information from the Adviser regarding the reasons for the underperformance, including securities selection, and noted certain actions being taken by the Adviser to address Fund performance. In this regard, the Board also noted that the Fund’s performance record had improved relative to its peers in more recent periods. The Board concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

21

Eaton Vance

Focused Value Opportunities Fund

August 31, 2018

Officers and Trustees

Officers of Eaton Vance Focused Value Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Focused Value Opportunities Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee
(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7780    8.31.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 22, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 22, 2018